Income taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income taxes
Summary of income taxes expense

	2023	2022
	$	$

Loss before income taxes	28,697	28,382

Recovery based on combined federal and provincial statutory rate of 26% (2022 – 25.48%)	(7,461)	(7,232)
Permanent differences	652	1,082
Change in deferred tax assets not recognized	6,929	6,440
Effect of tax rates in foreign jurisdictions	(248)	(3)
Net income tax (recovery) expense	(128)	287

Schedule of company's income tax provision

	2023	2022
	$	$

Current tax (recovery) expense	(187)	287
Deferred tax expense	59	—
Net income tax (recovery) expense	(128)	287

Schedule of component of deferred tax liability

	2023	2022
	$	$

Excess of accounting value of property and equipment over tax value	(59)	—
Deferred tax liability	(59)	—